Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment processes to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a cybersecurity threat defense system and processes to address both internal and external threats. This system covers all aspects and levels of our security framework and is designed to identify, analyze and respond to cybersecurity threats. We strive to continuously assess, identify and manage cybersecurity risks and protect information assets internally and with outside vendors. We maintain an incident response program, business continuity plan and disaster recovery plan. Our cybersecurity team continuously monitors the status of our systems, infrastructure and processes to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, including as a result of previously identified cybersecurity incidents, but we cannot provide assurance that they will not be materially affected in the future by such risks or any future material incidents. For more information on our cybersecurity related risks, see “Item 3. Key Information—D. Risk Factors” of this annual report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed a cybersecurity threat defense system and processes to address both internal and external threats. This system covers all aspects and levels of our security framework and is designed to identify, analyze and respond to cybersecurity threats. We strive to continuously assess, identify and manage cybersecurity risks and protect information assets internally and with outside vendors. We maintain an incident response program, business continuity plan and disaster recovery plan. Our cybersecurity team continuously monitors the status of our systems, infrastructure and processes to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing risks related to cybersecurity. Periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. Our cybersecurity team, whose members hold relevant certifications, including CISSP, CISM, and CDPSE, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our board is informed about our prevention, detection, mitigation, and remediation processes for cybersecurity incidents, and, should they arise, any material cybersecurity incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board is informed about our prevention, detection, mitigation, and remediation processes for cybersecurity incidents, and, should they arise, any material cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity team, whose members hold relevant certifications, including CISSP, CISM, and CDPSE, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity team
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	hold relevant certifications, including CISSP, CISM, and CDPSE
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true